Accounts Payables	12 Months Ended
Jun. 30, 2025
Accounts Payables [Abstract]
Accounts payables
11.	Accounts payables

These amounts represent liabilities for services provided to and products purchased by the Group prior to the end of financial year which are unpaid. The amounts are unsecured and are usually paid within 60 days of recognition. Accounts payables are mainly comprised of marketing promotion expenses payables and payable for purchase of raw materials and finished goods for pop toy business and purchases of wellness products from third parties as of June 30, 2024 and 2025.